Cover Page	Aug. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	SABRE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36422
Entity Tax Identification Number	20-8647322
Entity Address, Address Line One	3150 Sabre Drive
Entity Address, Postal Zip Code	76092
Entity Address, City or Town	Southlake,
Entity Address, State or Province	TX
City Area Code	682
Local Phone Number	605-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001597033
Amendment Flag	false
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.50% Series A Mandatory Convertible Preferred Stock
Trading Symbol	SABRP
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	SABR
Security Exchange Name	NASDAQ